Salaries and other employee expenses (Tables)	12 Months Ended
Dec. 31, 2020
Salaries and other employee expenses
Schedule of salaries and other employee expenses

	December 31,
	2020	2019	2018
Wages and salaries	13,717	13,232	18,487
Payroll taxes	1,722	1,721	2,120
Personnel benefits	5,383	8,867	6,732
Share–based payments	640	359	650
Total	21,462	24,179	27,989

Schedule of restricted stock granted to directors

A summary of restricted stock granted to Directors is presented below:

		Weighted average
	Shares	grant date fair value
Outstanding at January 1, 2018	91,950	27.40
Granted	57,000	28.70
Vested	(45,300)	28.07
Outstanding at December 31, 2018	103,650	27.82
Granted	57,000	22.68
Vested	(51,300)	27.19
Outstanding at December 31, 2019	109,350	25.44
Granted	63,000	11.54
Vested	(40,200)	26.26
Outstanding at December 31, 2020	132,150	18.56
Expected to vest	132,150

Schedule of restricted stock units granted to certain executives

A summary of the restricted stock units granted to certain executives is presented below:

			Weighted
			average
		Weighted	remaining		Aggregate
		average grant	contractual		intrinsic
	Shares	date fair value	term		value
Outstanding at January 1, 2018	50,805	21.07
Granted	23,412	24.80
Vested	(49,055)	20.90
Outstanding at December 31, 2018	25,162	24.86
Granted	23,743	14.95
Vested	(6,727)	24.92
Outstanding at December 31, 2019	42,178	19.27
Granted	51,829	17.41
Vested	(12,664)	20.24
Outstanding at December 31, 2019	81,343	17.93	2.59	years	15.71
Expected to vest	81,343	17.93	2.60	years	15.71

Schedule of stock options granted

A summary of stock options granted is presented below:

			Weighted average		Aggregate
		Weighted average	remaining contractual		intrinsic
	Options	exercise price	term		value
Outstanding at January 1, 2018	273,643	27.48
Granted	—	—
Forfeited	(28,315)	29.25
Exercised	(102,918)	24.55
Outstanding at December 31, 2018	142,410	29.25
Outstanding at December 31, 2019	142,410	29.25
Outstanding at December 31, 2020	142,410	29.25	1.11	years	—
Exercisable	142,410	29.25	1.11	years	—
Expected to vest	—	—			—